Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	Jan. 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated July 17, 2020
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Small Cap Growth Fund I (the Fund)	1/1/2020
At a Special Meeting of Shareholders of the Fund held on July 17, 2020, shareholders of the Fund approved, in accordance with the recommendations of the Fund’s Board of Trustees (the Board), a proposal resulting in a change to the Fund’s investment objective.  Accordingly, effective July 20, 2020, the following changes are hereby made to the Fund’s prospectus.
The “Investment Objective” in the “Summary of the Fund” section of the Fund's prospectus is hereby superseded and replaced with the following:
Columbia Small Cap Growth Fund I (the Fund) seeks long-term capital appreciation.
The rest of the section remains the same.
The first paragraph under the heading “Principal Investment Strategies” in the “Summary of the Fund” section of the Fund's prospectus is hereby superseded and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies that have market capitalizations in the range of the companies in the Russell 2000 Growth Index (the Index) at the time of purchase (between $46.3 million and $5.9 billion as of June 30, 2020). The market capitalization range and composition of the companies in the Index are subject to change.
The rest of the section remains the same.

Columbia Small Cap Growth Fund I
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated July 17, 2020
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Small Cap Growth Fund I (the Fund)	1/1/2020
At a Special Meeting of Shareholders of the Fund held on July 17, 2020, shareholders of the Fund approved, in accordance with the recommendations of the Fund’s Board of Trustees (the Board), a proposal resulting in a change to the Fund’s investment objective.  Accordingly, effective July 20, 2020, the following changes are hereby made to the Fund’s prospectus.
The “Investment Objective” in the “Summary of the Fund” section of the Fund's prospectus is hereby superseded and replaced with the following:
Columbia Small Cap Growth Fund I (the Fund) seeks long-term capital appreciation.
The rest of the section remains the same.
The first paragraph under the heading “Principal Investment Strategies” in the “Summary of the Fund” section of the Fund's prospectus is hereby superseded and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies that have market capitalizations in the range of the companies in the Russell 2000 Growth Index (the Index) at the time of purchase (between $46.3 million and $5.9 billion as of June 30, 2020). The market capitalization range and composition of the companies in the Index are subject to change.
The rest of the section remains the same.

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Small Cap Growth Fund I (the Fund) seeks long-term capital appreciation.